Document and Entity Information	Nov. 30, 2015
Prospectus:
Document Type	497
Document Period End Date	Nov. 30, 2015
Registrant Name	DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS
Central Index Key	0000740123
Amendment Flag	false
Document Creation Date	Nov. 30, 2015
Document Effective Date	Nov. 30, 2015
Prospectus Date	Nov. 30, 2015
Dreyfus California AMT-Free Municipal Cash Management | Participant Shares
Prospectus:
Trading Symbol	DFPXX